ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of common shares	The following table details the common shares of the Company as of:

	June 30, 2025	December 31, 2024

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 120,345,733 (2024: 83,706,608) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667